PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
PROPERTY AND EQUIPMENT, NET
Depreciation expense	$ 651	$ 721	$ 1,748
Property and equipment	4,500	4,576
Accumulated depreciation	3,657	3,358
Depreciated cost	843	1,218	$ 1,638
Computers and peripheral equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment	2,732	2,629
Accumulated depreciation	2,593	2,385
Office furniture and equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment	819	774
Accumulated depreciation	656	627
Trade Equipment [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment	42	35
Accumulated depreciation	25	2
Leasehold improvements [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment	196	427
Accumulated depreciation	20	139
Equipment in lease [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment	711	711
Accumulated depreciation	363	205
Vehicles [Member]
PROPERTY AND EQUIPMENT, NET
Property and equipment	0	0
Accumulated depreciation	$ 0	$ 0